Segmented Information - Long-lived Assets by Geographical Location (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Jan. 31, 2022
Segmented Information
Geographical long-lived assets	$ 241,242	$ 240,426
United States
Segmented Information
Geographical long-lived assets	138,007	102,649
Europe, Middle-East and Africa
Segmented Information
Geographical long-lived assets	32,921	43,922
Canada
Segmented Information
Geographical long-lived assets	63,414	84,943
Asia Pacific
Segmented Information
Geographical long-lived assets	$ 6,900	$ 8,912